SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

38. SUBSEQUENT EVENTS

a.	As of the issuance date of these consolidated financial statements, the Group made repayment and withdrawal of several credit facilities as follows:
i.	The Company

On March 9, 2022, the Company withdrawn facilities from BCA amounting to Rp1,500 billion and on March 15, 2022, the Company withdrawn facilities from Bank of China and Citibank amounting to Rp1,000 billion and Rp500 billion, respectively.

ii.	Telkomsel
(a)	On January 14, 2022, Telkomsel repaid its loans to MUFG Bank, BNI, Bank of China, and Bank Mandiri amounting to Rp300 billion, Rp250 billion, Rp200 billion, and Rp150 billion, respectively. Telkomsel also withdrawn facilities from BCA amounting to Rp150 billion.
(b)	On February 14, 2022, Telkomsel repaid its loans to BNI, BCA, MUFG Bank, Bank of China, and Bank Mandiri amounting to Rp500 billion, Rp500 billion, Rp400 billion, Rp200 billion, and Rp150 billion, respectively.
(c)	On March 14, 2022, Telkomsel repaid its loan to BSI amounting to Rp500 billion.
iii.	Mitratel
(a)	On January 17 and 26, 2022, Mitratel repaid its loan to MUFG Bank and DBS Bank amounting to Rp500 billion and Rp333.4 billion, respectively.
(b)	On February 2 and 22, 2022 Mitratel repaid its loan to BCA and SMI amounting to Rp291.6 billion and Rp350 billion, respectively.
(c)	On March 1 dan 23, 2022, Mitratel repaid its loan to BCA and Bank Mandiri amounting to Rp450 billion and Rp1,600 billion, respectively.
(d)	On March 4 and 21, 2022, Mitratel withdrawn additional facilities from MUFG Bank and BNI amounting to Rp500 billion and Rp1,200 billion, respectively.
(e)	On March 29, Mitratel repaid its loan to MUFG Bank amounting to Rp272 billion.
b.	On April 11, 2022, GoTo effectively traded its shares in Indonesia Stock Exchange.